AXS All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 11.8%
	EQUITY FUNDS — 10.1%
1,044	Invesco QQQ Trust Series 1	$292,612
	SPECIALTY FUNDS — 1.7%
3,500	ProShares Ultra VIX Short-Term Futures ETF*	50,855
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $346,922)	343,467
	SHORT-TERM INVESTMENTS — 101.3%
2,949,770	Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.221%[1]	2,949,770
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,949,770)	2,949,770
	TOTAL INVESTMENTS — 113.1%
	(Cost $3,296,692)	3,293,237
	Liabilities in Excess of Other Assets — (13.1)%	(380,816)
	TOTAL NET ASSETS — 100.0%	$2,912,421

ETF –	Exchange-Traded Fund

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.